RELATED PARTY TRANSACTIONS - Expenses (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Transactions with related parties
Total	Rp 16,766	Rp 12,964	Rp 11,657
% of total expenses	17.95%	15.43%	15.45%
Ministry of Finance
Transactions with related parties
Total		Rp 12
% of total expenses		0.01%
Entities under common control
Transactions with related parties
Total	Rp 12,498	Rp 9,974	Rp 8,282
% of total expenses	13.38%	11.87%	10.98%
MoCI
Transactions with related parties
Total	Rp 8,109	Rp 6,533	Rp 5,911
% of total expenses	8.68%	7.77%	7.84%
PLN
Transactions with related parties
Total	Rp 2,596	Rp 2,269	Rp 1,037
% of total expenses	2.78%	2.70%	1.38%
Indosat
Transactions with related parties
Total	Rp 933	Rp 890	Rp 939
% of total expenses	1.00%	1.06%	1.25%
Jasindo
Transactions with related parties
Total	Rp 349	Rp 168	Rp 267
% of total expenses	0.37%	0.20%	0.35%
Others
Transactions with related parties
Total	Rp 511	Rp 114	Rp 128
% of total expenses	0.55%	0.14%	0.16%
Associated companies
Transactions with related parties
Total	Rp 498	Rp 421	Rp 232
% of total expenses	0.53%	0.50%	0.30%
Indonusa
Transactions with related parties
Total	Rp 306	Rp 264	Rp 145
% of total expenses	0.33%	0.31%	0.19%
Teltranet
Transactions with related parties
Total	Rp 181	Rp 123	Rp 49
% of total expenses	0.19%	0.15%	0.06%
Others
Transactions with related parties
Total	Rp 11	Rp 34	Rp 38
% of total expenses	0.01%	0.04%	0.05%
Other related entities
Transactions with related parties
Total	Rp 3,770	Rp 2,557	Rp 3,143
% of total expenses	4.04%	3.05%	4.17%
Kisel
Transactions with related parties
Total	Rp 916	Rp 813	Rp 771
% of total expenses	0.98%	0.97%	1.02%
Kopegtel
Transactions with related parties
Total	Rp 836	Rp 713	Rp 533
% of total expenses	0.90%	0.85%	0.71%
POIN
Transactions with related parties
Total	Rp 850	Rp 405	Rp 1,459
% of total expenses	0.91%	0.48%	1.94%
PMM
Transactions with related parties
Total	Rp 850	Rp 404
% of total expenses	0.91%	0.48%
Yakes
Transactions with related parties
Total	Rp 128	Rp 139	Rp 192
% of total expenses	0.14%	0.17%	0.25%
Others
Transactions with related parties
Total	Rp 190	Rp 83	Rp 188
% of total expenses	0.20%	0.10%	0.25%